Warrants (Details) - $ / shares	Dec. 31, 2023	Feb. 03, 2023
Adagio Medical Inc
Warrants
Exercise price	$ 7.97
Initial warrants
Warrants
Shares issued		32,720
Initial warrants | Adagio Medical Inc
Warrants
Shares issued		32,720
Additional warrants
Warrants
Shares issued		16,360
Additional warrants | Adagio Medical Inc
Warrants
Shares issued		16,360